Financial Commitments and Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2016	May 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Financial Commitments [Line Items]
Average lease term			14 years	15 years
Average fixed rental term			14 years	15 years
Deemed consent charge, net			£ 300.0
Brazilian Tax Authority [Member]
Disclosure of Financial Commitments [Line Items]
value of claim			219.0
Brazilian Tax Authority [Member] | One case that covers the period 2013 to 2016 [Member]
Disclosure of Financial Commitments [Line Items]
value of claim			1.2
Brazilian Tax Authority [Member] | Eight cases took place on 21 February 2018 [Member]
Disclosure of Financial Commitments [Line Items]
value of claim			£ 43.0
Phones 4U Limited [Member]
Disclosure of Financial Commitments [Line Items]
Sharing of revenue under retail trading agreement due date	2019-09
Sharing of related payment under retail trading agreement due date	2021-04
Hutchinson 3G Limited [Member]
Disclosure of Financial Commitments [Line Items]
Claimed damages relating to loss of business		£ 167.0